united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2024

Item 1. Reports to Stockholders.

Counterpoint Quantitative Equity ETF

CPAI

Semi-Annual Report
March 31, 2024

1-844-509-2775
www.counterpointfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Counterpoint Quantitative Equity ETF
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

Average Annual Total Return through March 31, 2024, as compared to its benchmark:

Since Inception (1)
Counterpoint Quantitative Equity ETF - NAV	19.23%
Counterpoint Quantitative Equity ETF - Market Price	19.51%
S&P 1000 Total Return Index (2)	19.39%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sales of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting counterpointfunds.com or by calling 1-844-509-2775. The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market Price returns are calculated using the closing price and account for distributions from the Fund. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least May 1, 2025 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) of any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.75% of the Fund’s net assets. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits in place at the time of recapture after recoupment is taken into account. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser. Had the adviser not waived a portion of its fees, total returns would have been lower. The Fund’s total gross annual operating expenses are 2.58% per the November 22, 2023 Prospectus. After fee waivers and/or expense reimbursements, the Fund’s net annual operating expenses are 0.75% per the November 22, 2023 Prospectus.

(1)	As of the close of business on the day of commencement of operations on November 28, 2023.

(2)	The S&P 1000® Total Return Index combines the S&P MidCap 400® and the S&P SmallCap 600® to form an investable benchmark for the mid- to small-cap segment of the U.S. equity market. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2024

Holdings By Asset Type	% of Net Assets
Common Stocks
Oil & Gas Producers	12.0%
Health Care Facilities & Services	12.0%
Software	12.0%
Internet Media & Services	7.8%
Transportation & Logistics	5.9%
Medical Equipment & Devices	4.1%
Retail Discretionary	4.0%
Food	4.0%
Insurance	4.0%
Oil & Gas Services & Equipment	4.0%
Other Industries	30.0%
Other Assets in Excess of Liabilities	0.2%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a listing of the Fund’s holdings.

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ASSET MANAGEMENT - 2.0%
19,776	Robinhood Markets, Inc.(a)	$398,091

	COMMERCIAL SUPPORT SERVICES - 2.0%
1,845	Waste Management, Inc.	393,262

	CONTAINERS & PACKAGING - 2.0%
28,108	Pactiv Evergreen, Inc.	402,507

	ELECTRIC UTILITIES - 2.0%
35,910	Hawaiian Electric Industries, Inc.	404,706

	ENGINEERING & CONSTRUCTION - 2.0%
1,124	EMCOR Group, Inc.	393,625

	FOOD - 4.0%
6,736	BellRing Brands, Inc.(a)	397,626
17,150	Vital Farms, Inc.(a)	398,738
		796,364
	HEALTH CARE FACILITIES & SERVICES - 12.0%
69,051	agilon health, Inc.(a)	421,211
3,513	Cardinal Health, Inc.	393,105
1,614	Cencora, Inc.	392,186
5,044	Centene Corporation(a)	395,853
734	McKesson Corporation	394,048
2,183	Universal Health Services, Inc., Class B	398,310
		2,394,713
	HOME CONSTRUCTION - 2.0%
3,101	Toll Brothers, Inc.	401,176

	HOUSEHOLD PRODUCTS - 2.0%
28,671	Nu Skin Enterprises, Inc., Class A	396,520

	INSURANCE - 4.0%
4,310	Arch Capital Group Ltd.(a)	398,416

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSURANCE - 4.0% (Continued)
7,665	Mercury General Corporation	$395,514
		793,930
	INTERNET MEDIA & SERVICES - 7.8%
21,340	EverQuote, Inc.(a)	396,070
3,243	GoDaddy, Inc., Class A(a)	384,879
801	Meta Platforms, Inc., Class A	388,950
1,522	Spotify Technology S.A.(a)	401,656
		1,571,555
	LEISURE FACILITIES & SERVICES - 2.0%
2,567	Texas Roadhouse, Inc.	396,524

	LEISURE PRODUCTS - 2.0%
22,588	Smith & Wesson Brands, Inc.	392,128

	MACHINERY - 2.0%
11,150	Enerpac Tool Group Corporation	397,609

	MEDICAL EQUIPMENT & DEVICES - 4.1%
26,307	Novocure Ltd.(a)	411,178
7,732	RxSight, Inc.(a)	398,817
		809,995
	METALS & MINING - 2.1%
91,295	SSR Mining, Inc.	407,175

	OIL & GAS PRODUCERS - 12.0%
29,564	EnLink Midstream, LLC	403,253
9,575	MPLX, L.P.	397,937
10,865	Par Pacific Holdings, Inc.(a)	402,657
22,876	Plains All American Pipeline, L.P.	401,702
6,571	Sunoco, L.P.	396,166
3,566	Targa Resources Corporation	399,356
		2,401,071
	OIL & GAS SERVICES & EQUIPMENT - 4.0%
20,411	Archrock, Inc.	401,484

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 4.0% (Continued)
15,607	TechnipFMC PLC	$391,892
		793,376
	RETAIL - CONSUMER STAPLES - 2.0%
6,194	Sprouts Farmers Market, Inc.(a)	399,389

	RETAIL - DISCRETIONARY - 4.0%
1,774	Dick’s Sporting Goods, Inc.	398,902
1,262	Williams-Sonoma, Inc.	400,723
		799,625
	SOFTWARE - 12.0%
34,647	Cellebrite DI Ltd.(a)	383,889
1,226	Crowdstrike Holdings, Inc., Class A(a)	393,043
6,415	Nutanix, Inc., Class A(a)	395,934
28,168	Oscar Health, Inc.(a)	418,858
17,038	PubMatic, Inc., Class A(a)	404,141
2,892	Wix.com Limited(a)	397,592
		2,393,457
	TECHNOLOGY HARDWARE - 2.0%
1,121	Motorola Solutions, Inc.	397,933

	TECHNOLOGY SERVICES - 2.0%
18,481	Kyndryl Holdings, Inc.(a)	402,147

	TRANSPORTATION & LOGISTICS - 5.9%
30,994	Golden Ocean Group Ltd.	401,682
5,615	Scorpio Tankers, Inc.	401,753
5,695	SkyWest, Inc.(a)	393,411
		1,196,846
	WHOLESALE - CONSUMER STAPLES - 1.9%
33,584	United Natural Foods, Inc.(a)	385,880

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	TOTAL COMMON STOCKS (Cost $19,081,523)	$19,919,604

	TOTAL INVESTMENTS - 99.8% (Cost $19,081,523)	$19,919,604
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	40,353
	NET ASSETS - 100.0%	$19,959,957

LLC	- Limited Liability Company

Ltd.	- Limited Company

PLC	- Public Limited Company

L.P.	- Limited Partnership

S.A.	- Société Anonyme

(a)	Non-income producing security.

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024

ASSETS
Investment securities:
At cost	$19,081,523
At fair value	$19,919,604
Receivable for securities sold	13,754,838
Cash	152,924
Receivable due from advisor	5,210
Dividends and interest receivable	10,950
TOTAL ASSETS	33,843,526

LIABILITIES
Payable for securities purchased	13,868,879
Payable to related parties	12,581
Accrued expenses and other liabilities	2,109
TOTAL LIABILITIES	13,883,569
NET ASSETS	$19,959,957

NET ASSETS CONSIST OF:
Paid in capital	$17,667,865
Accumulated earnings	2,292,092
NET ASSETS	$19,959,957

NET ASSET VALUE PER SHARE:
Net Assets	$19,959,957
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	670,000
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share	$29.79

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2024 (a)

INVESTMENT INCOME
Dividends (including foreign dividend tax withholding $375)	$70,175
TOTAL INVESTMENT INCOME	70,175

EXPENSES
Investment advisory fees	28,367
Administrative services fees	21,598
Professional fees	13,186
Custodian fees	6,256
Compliance officer fees	5,116
Trustees fees and expenses	5,082
Transfer agent fees	4,117
Accounting services fees	3,388
Printing and postage expenses	2,879
Insurance expense	677
Other expenses	4,574
TOTAL EXPENSES	95,240

Less: Fees waived/expenses reimbursed by the adviser	(62,110)

NET EXPENSES	33,130

NET INVESTMENT INCOME	37,045

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	40,436
Net realized gain on in-kind redemptions	1,381,000
Net change in unrealized appreciation on investments	838,077
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,259,513

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,296,558

(a)	Counterpoint Quantitative Equity ETF commenced operations on November 28, 2023.

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
March 31, 2024 (a)
(Unaudited)
FROM OPERATIONS:
Net investment income	$37,045
Net realized gain on investments	40,436
Net realized gain on in-kind redemptions	1,381,000
Net change in unrealized appreciation on investments	838,077
Net increase in net assets resulting from operations	2,296,558

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(4,466)
Decrease in net assets resulting from distributions to shareholders	(4,466)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	27,559,808
Payments for shares redeemed	(9,891,943)
Net increase in net assets resulting from shares of beneficial interest	17,667,865

TOTAL INCREASE IN NET ASSETS	19,959,957

NET ASSETS
Beginning of Period	—
End of Period	$19,959,957

SHARE ACTIVITY
Shares Sold	1,020,000
Shares Redeemed	(350,000)
Net increase in shares of beneficial interest outstanding	670,000

(a)	Counterpoint Quantitative Equity ETF commenced operations on November 28, 2023.

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	For the
	Period Ended
	March 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment income (2)	0.08
Net realized and unrealized gain on investments	4.73
Total from investment operations	4.81
Less distributions from:
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$29.79
Market price, end of period	$29.86
Total return (3)	19.23	% (4)
Market Price Total return (3)	19.51	% (4)
Net assets, at end of period (000s)	$19,960
Ratio of gross expenses to average net assets (6)	2.16	% (5)
Ratio of net expenses to average net assets	0.75	% (5)
Ratio of net investment income to average net assets	0.84	% (5)
Portfolio Turnover Rate (7)	156	% (4)

(1)	The Fund commenced operations on November 28, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any. Had the adviser not waived a portion of its fees or reimbursed other expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 6)

See accompanying notes to financial statements.

Counterpoint Quantitative Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2024

1.	ORGANIZATION

The Counterpoint Quantitative Equity ETF (the “Fund”) is a diversified series of Northern Lights Fund Trust III (the “Trust”), a trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks long-term capital appreciation. The Fund commenced operations on November 28, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value, including the short-term investment currently held. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Investment Companies – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value in accordance with the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting

Counterpoint Quantitative Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Counterpoint Quantitative Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$19,919,604	$—	$—	$19,919,604
Total	$19,919,604	$—	$—	$19,919,604

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflects the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds Risk – ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund is higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. Dividends that represent long term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and

Counterpoint Quantitative Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

has concluded that no liability for unrecognized tax benefits related to uncertain tax positions taken in the Fund’s September 30, 2024 year-end tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period ended March 31, 2024, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents - Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in a bank deposit account which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

3.	INVESTMENT TRANSACTIONS

For the period ended March 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $19,435,159 and $19,226,858, respectively.

For the period ended March 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $27,301,392 and $9,849,606, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. For the period ended March 31, 2024, the Fund incurred $28,367 in advisory fees.

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least May 1, 2025 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) of any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.75% of the Fund’s net assets. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense

Counterpoint Quantitative Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

limits in place at the time of recapture after recoupment is taken into account. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser. During the period ended March 31, 2024, the Adviser waived fees in the amount of $62,110.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund as shown in the Statement of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in the chief compliance officer fees in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in the printing and postage expenses in the Statement of Operations.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$19,081,523	$890,188	$(52,107)	$838,081

6.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and

Counterpoint Quantitative Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$300	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested. For the period ended March 31, 2024, the fixed and variable fees were as follows:

Fixed Fees	Variable Fees
$6,000	$—

7.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with Brown Brothers Harriman (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. The Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent. As of March 31, 2024 there were no securities on loan.

8.	REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Counterpoint Quantitative Equity ETF
EXPENSE EXAMPLE (Unaudited)
March 31, 2024

ETFs have operating expenses. As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. A shareholder may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example below.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense Ratio	During Period
Actual	11/28/23	3/31/24		11/28/23 - 3/31/24*
Counterpoint Quantitative Equity ETF	$1,000.00	$1,192.30	0.75%	$ 2.79
Hypothetical***
(5% return before expenses)	10/1/23	3/31/24		10/1/23 - 3/31/24**
Counterpoint Quantitative Equity ETF	$1,000.00	$ 1,021.25	0.75%	$ 3.79

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (124) divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

***	The hypothetical example assumes that the Fund was in operation for the full six months ended March 31, 2024.

For more information about current performance, holdings, or historical premiums/discounts, please visit our website at www.cpetfs.com.

Counterpoint Quantitative Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2024

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six-month period ended March 31, 2024, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and they determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Counterpoint Quantitative Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2024

Approval of Advisory Agreement – Counterpoint Quantitative Equity ETF

In connection with a meeting held on August 23-24, 2023, the Board, comprised entirely of Trustees who are not “interested persons” as that term is defined in the 1940 Act, discussed the approval of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, with respect to Counterpoint Quantitative Equity ETF (“Counterpoint QE”). In considering the approval of the Advisory Agreement, the Board reviewed materials specifically relating to Counterpoint QE and the Advisory Agreement.

The Board discussed the Adviser’s presentation and materials. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board recognized that the Adviser developed quantitative, behavioral-driven investment strategies and had approximately $1.4 billion in assets. The Board expressed its familiarity with the Adviser and its investment personnel. The Board discussed that the Adviser would select investments and adjust exposures by utilizing quantitative models built on its proprietary research which the Adviser updated periodically. The Board observed that the Adviser would monitor Counterpoint QE on a daily basis to ensure its compliance with the investment guidelines and restrictions in its prospectus. The Board noted that the Adviser would utilize Bloomberg AIM to automate trade compliance functions. The Board acknowledged that the Adviser was attentive to cybersecurity matters. The Board determined that it could expect the Adviser to devote sufficient resources to support Counterpoint QE and provide satisfactory service to Counterpoint QE and its shareholders.

Performance. The Board noted that Counterpoint QE had not yet commenced operations and remarked that, based on the other funds Adviser managed in the Trust, the Adviser had the ability to implement investment strategies effectively. The Board reviewed the performance of a mutual fund the Adviser managed with a similar but more complex investment strategy. The Board observed that the mutual fund outperformed its benchmark over the 3-year period and generated positive returns since inception. The Board also reviewed the back-testing of Counterpoint QE’s proposed strategy included in the meeting materials illustrating how the strategy would have historically performed compared to the S&P 500. Although past performance is not indicative of future returns, the Board concluded that the Adviser had the potential to provide satisfactory results to Counterpoint QE and its shareholders.

Fees and Expenses. The Board noted that the Adviser’s proposed advisory fee of 0.65% was equal to its peer group median and slightly above its peer group and Morningstar category averages. The Board observed that Counterpoint QE’s estimated net expense ratio of 0.75% was the same as its peer group median and below the average of its peer group and Morningstar category. The Board acknowledged that Counterpoint QE’s advisory fee and net expense ratio were higher than those of CP High Yield Trend ETF and lower than those of Counterpoint Tactical Equity Fund. The Board acknowledged the Adviser’s belief that the resources and expertise required to advise a fund using AI and machine learning justified a slightly higher fee than many of its peers. Given these considerations, the Board concluded that the Adviser’s proposed advisory fee was not unreasonable.

Economies of Scale. The Board discussed the anticipated size of Counterpoint QE and its prospects for growth. The Board concluded that, based on the anticipated size of Counterpoint QE, meaningful economies justifying breakpoints would be unlikely during the initial term of the advisory agreement, but noted that the Adviser agreed to discuss the implementation of breakpoints as Counterpoint QE’s assets grew and the Adviser achieved

Counterpoint Quantitative Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2024

economies of scale related to its operations. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with advising Counterpoint QE, noting that the Adviser expected to realize a loss over the initial two-year term of the Advisory Agreement with respect to Counterpoint QE. The Board considered the benefits that the Adviser could derive from soft dollar arrangements. The Board agreed that, even if Counterpoint QE’s asset levels outpaced the Adviser’s expectations, it would likely not cause the Adviser’s expected profitability to be unreasonable or out of line in relation to the services to be provided to Counterpoint QE. After further discussion, the Board concluded that excessive profitability was not a concern for the Adviser connection with Counterpoint QE.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that approval of the Advisory Agreement was in the best interest of future shareholders of Counterpoint QE.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of Counterpoint QE.

PRIVACY NOTICE

Rev. June 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is or will be available without charge, upon request, by calling 1-844-509-2775 or by referring to the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-509-2775.

INVESTMENT ADVISOR
Counterpoint Funds, LLC
12760 High Bluff Drive, Suite 280
San Diego, California 92130

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

CPAI-SAR24

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/4/2024

By (Signature and Title)

/s/ Richard Gleason

Richard Gleason, Principal Financial Officer/Treasurer

Date 6/4/2024